Noncontrolling Interest (Details) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2016 USD ($)	Jul. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2016 CNY (¥)
Noncontrolling Interest [Line Items]
Noncontrolling interest			$ 922,713
Capital contribution			$ 353,581
Taiying, And Beijing Jiate Information Technology Co., Ltd. ("Jiate") [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 706,000					¥ 4,900,000
Hebei Taiying Communication Bpo Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of effective ownership	49.00%					49.00%
Portion of investment amount	$ 354,000	¥ 2,450,000
Capital contribution	$ 353,581